Investment securities - schedule of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Separate Account Investment [Line Items]
Net investment income	$ 179	$ 823	$ 340	$ 2,226	$ 2,976	$ 4,539
Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Net investment income	0	1	0	108	108	1,249
Short-term investments
Fair Value, Separate Account Investment [Line Items]
Net investment income	62	519	139	1,141	1,722	2,904
Investment securities
Fair Value, Separate Account Investment [Line Items]
Net investment income	$ 117	$ 303	$ 201	$ 977	$ 1,146	$ 386